Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - SRNG [Member] - Ginkgo [Member] $ / shares in Units, $ in Billions	May 11, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Business combination equity interests issued or issuable value | $	$ 15
Business combination share price | $ / shares	$ 10
Business combination contingent consideration payable | shares	180,000,000